Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

For the three months ended March 31, 2026, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Three Months Ended
	March 31, 2026
Expected tax at statutory rates
Federal	$(163,000)	21%
State	76,000	(10)%
Permanent Differences	(2,000)	0%
Temporary difference for derivative gain	1,000	(0)%
Temporary difference for stock compensation	11,000	(1)%
Other	127,000	(16)%
Prior Year True-Ups	-	0%
Current Year Change in Valuation Allowance
Federal	28,000	(4)%
State	(78,000)	10%
Income tax expense	$-	0%

For the years ended December 31, 2025 and 2024, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Years Ended December 31,
	2025		2024

Expected tax at statutory rates
Federal	$105,000	21%	$(528,000)	21%
State	(49,000)	(10)%	246,000	(10)%
Permanent Differences	(53,000)	(20)%	(4,000)	0%
Temporary difference for derivative gain	(900,000)	(180)%	945,000	(38)%
Temporary difference for stock compensation	173,000	35%	147,000	(6)%
Other	99,000	19%	474,000	(18)%
Prior Year True-Ups	-	0%	-	0%
Current Year Change in Valuation Allowance
Federal	1,295,000	260%	(2,051,000)	82%
State	(670,000)	(125)%	771,000	(31)%
Income tax expense	$-	0%	$-	0%

Schedule of Deferred Tax Assets and Liabilities	As of March 31, 2026 and December 31, 2025, significant components of the Company’s deferred tax assets are as follows:
	As of
	March 31, 2026	December 31, 2025
Deferred Tax Assets (Liabilities):
Accrued payroll	$46,000	$141,000
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(57,000)	(57,000)
Stock based compensation	(470,000)	(460,000)
Depreciation	3,000	3,000
Net operating loss	13,235,000	13,102,000
Net deferred tax assets (liabilities)	13,579,000	13,551,000
Valuation allowance	(13,579,000)	(13,551,000)
Net deferred tax assets (liabilities)	$-	$-
As of December 31, 2025 and 2024, significant components of the Company’s deferred tax assets are as follows:
	As of
	December 31, 2025	December 31, 2024
Deferred Tax Assets (Liabilities):
Accrued payroll	$141,000	$141,000
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(57,000)	(869,000)
Stock based compensation	(460,000)	(304,000)
Depreciation	3,000	3,000
Net operating loss	13,102,000	12,462,000
Net deferred tax assets (liabilities)	13,551,000	12,255,000
Valuation allowance	(13,551,000)	(12,255,000)
Net deferred tax assets (liabilities)	$-	$-